Digital Assets - Schedule of Company's Bitcoin Held in Treasury (Details)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Company's Bitcoin Held in Treasury [Line Items]
Total bitcoin treasury (USD)	$ 130,323,297	$ 102,138,351
Total bitcoin treasury (BTC)	1,579	1,094
Rewards Treasury [Member]
Schedule of Company's Bitcoin Held in Treasury [Line Items]
Total bitcoin treasury (USD)	$ 7,365,544	$ 8,569,651	$ 7,926,199	$ 5,333,384
Total bitcoin treasury (BTC)	89	92
Investment Treasury [Member]
Schedule of Company's Bitcoin Held in Treasury [Line Items]
Total bitcoin treasury (USD)	$ 122,957,753	$ 93,568,700	$ 96,970	$ 82,631
Total bitcoin treasury (BTC)	1,490	1,002